Derivative instruments and hedging activities - Written Credit Derivatives by External Credit Rating of Underlying Asset (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2013		Mar. 31, 2013
Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	¥ 24,854		¥ 24,659
Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	11,306		12,722
Other credit risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	1,802		2,586
Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	599		51
Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	38,561		40,018
Credit Rating [Domain] | Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	24,854		24,659
Credit Rating [Domain] | Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	11,306		12,722
Credit Rating [Domain] | Other credit risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	1,802		2,586
Credit Rating [Domain] | Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	599		51
Credit Rating [Domain] | Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	38,561		40,018
AAA Rating [Member] | Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	2,089		2,400
AAA Rating [Member] | Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	9		14
AAA Rating [Member] | Other credit risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	59		77
AAA Rating [Member] | Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional
AAA Rating [Member] | Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	2,157		2,491
AA Rating [Member] | Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	1,477		1,594
AA Rating [Member] | Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	18		589
AA Rating [Member] | Other credit risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	3		17
AA Rating [Member] | Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional
AA Rating [Member] | Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	1,498		2,200
A Rating [Member] | Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	5,996		5,945
A Rating [Member] | Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	6,183		6,360
A Rating [Member] | Other credit risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	2		9
A Rating [Member] | Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	507		18
A Rating [Member] | Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	12,688		12,332
BBB Rating [Member] | Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	8,206		8,208
BBB Rating [Member] | Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	3,561		3,516
BBB Rating [Member] | Other credit risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	17		127
BBB Rating [Member] | Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	22
BBB Rating [Member] | Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	11,806		11,851
BB Rating [Member] | Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	4,491		4,073
BB Rating [Member] | Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	1,413		1,910
BB Rating [Member] | Other credit risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	16		243
BB Rating [Member] | Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	70		33
BB Rating [Member] | Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	5,990		6,259
Other Rating [Member] | Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	2,595	[1]	2,439	[1]
Other Rating [Member] | Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	122	[1]	333	[1]
Other Rating [Member] | Other credit risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	1,705	[1]	2,113	[1]
Other Rating [Member] | Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional		[1]		[1]
Other Rating [Member] | Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	¥ 4,422	[1]	¥ 4,885	[1]

[1]	"Other" includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.